Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.70%
Communication Services - 4.07%
AMC Networks, Inc.,
Class A* 100,000 $ 679,000
Angi, Inc.* 99,200 679,520
ATN International, Inc. 30,000 816,600
Bandwidth, Inc.,
Class A* 75,000 1,336,500
Bumble, Inc., Class A* 250,000 815,000
Cable One, Inc.* 13,000 1,185,730
Cars.com, Inc.*+ 115,000 933,800
Creative Realities, Inc.* 10,000 34,400
DHI Group, Inc.* 106,800 300,108
Entravision
Communications
Corp., Class A 276,733 821,897
EW Scripps Co. (The),
Class A* 226,300 841,836
Gaia, Inc.*+ 32,000 88,640
Gray Media, Inc. 281,100 1,219,974
Harte Hanks, Inc.* 7,700 17,479
Liberty Latin America,
Ltd., Class A* 100,000 864,000
Liberty Latin America,
Ltd., Class C* 501,500 4,423,230
Marcus Corp. (The) 114,500 1,965,965
Nexxen International,
Ltd.* 131,240 855,685
Playstudios, Inc.* 75,000 35,190
Saga Communications,
Inc., Class A 21,009 245,805
Scholastic Corp.+ 72,250 2,822,085
Shenandoah
Telecommunications
Co.+ 130,000 2,004,600
Sphere Entertainment
Co.*+ 95,000 11,153,000
Stagwell, Inc.*+ 325,400 2,046,766
Taboola.com, Ltd.* 828,000 2,566,800
Teads Holding Co.* 114,466 75,387
Telephone and Data
Systems, Inc. 8,345 351,325
Thryv Holdings, Inc.* 75,000 205,500
Townsquare Media, Inc.,
Class A+ 69,900 379,557
TripAdvisor, Inc.*+ 224,300 2,391,038
Yelp, Inc.*+ 120,000 2,968,800
Ziff Davis, Inc.*+ 90,800 3,809,968
48,935,185
Consumer Discretionary - 14.20%
1-800-Flowers.com, Inc.,
Class A*+ 16,400 49,856
Adient PLC* 227,400 4,595,754
Industry Company Shares Value
Consumer Discretionary (continued)
aka Brands Holding
Corp.* 1,000 $ 10,312
Alliance Entertainment
Holding Corp.*+ 22,200 145,410
AMCON Distributing
Co. 3,675 331,007
American Outdoor
Brands, Inc.* 1,123 10,489
American Public
Education, Inc.* 35,132 1,998,308
Ark Restaurants Corp.* 8,500 55,760
Arko Corp. 256,100 1,423,916
Bassett Furniture
Industries, Inc. 21,900 309,885
Beazer Homes USA,
Inc.* 77,300 1,487,252
Biglari Holdings, Inc.,
Class B* 4,985 1,643,006
BJ's Restaurants, Inc.*+ 50,000 1,755,000
Callaway Golf Co.* 510,000 7,078,800
Carter's, Inc. 78,600 2,810,736
Century Communities,
Inc. 72,598 4,165,673
Chegg, Inc.* 194,700 144,331
China Automotive
Systems, Inc.*+ 98,950 415,590
Cracker Barrel Old
Country Store, Inc.+ 51,300 1,442,043
Crown Crafts, Inc. 50,850 130,939
Dana, Inc. 293,276 9,868,737
Dauch Corp.*+ 340,996 2,022,106
Duluth Holdings, Inc.,
Class B* 15,304 48,361
El Pollo Loco Holdings,
Inc.* 158,300 2,194,038
Escalade, Inc. 23,200 398,344
Ethan Allen Interiors, Inc. 50,000 1,113,000
Flanigan's Enterprises,
Inc. 13,392 419,571
Flexsteel Industries, Inc. 20,159 905,946
Fossil Group, Inc.* 38,500 165,935
Funko, Inc., Class A*+ 134,900 424,935
Genesco, Inc.* 35,700 1,034,943
G-III Apparel Group, Ltd. 151,000 4,182,700
Gold.com, Inc.+ 60,000 2,404,800
Golden Entertainment,
Inc. 15,000 400,350
Good Times
Restaurants, Inc.* 102,062 119,413
Goodyear Tire & Rubber
Co. (The)* 767,648 5,089,506
Hamilton Beach Brands
Holding Co., Class A 22,000 416,900

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Harley-Davidson, Inc.+ 257,500 $ 5,206,650
Haverty Furniture Cos.,
Inc. 64,400 1,363,992
Holley, Inc.* 322,300 989,461
Hovnanian Enterprises,
Inc., Class A* 18,600 2,062,926
JAKKS Pacific, Inc. 37,200 741,024
Johnson Outdoors, Inc.,
Class A 26,959 1,253,863
Kohl's Corp. 280,000 3,612,000
Lands' End, Inc.* 38,539 433,178
La-Z-Boy, Inc. 75,000 2,410,500
LCI Industries 68,828 8,464,468
Legacy Housing Corp.*+ 3,331 68,052
Leggett & Platt, Inc. 350,000 3,458,000
Lifetime Brands, Inc. 50,766 291,397
Live Ventures, Inc.* 8,729 102,129
Lovesac Co. (The)*+ 12,000 177,240
Malibu Boats, Inc.,
Class A*+ 43,900 1,137,888
MarineMax, Inc.*+ 56,400 1,526,184
Marriott Vacations
Worldwide Corp.+ 79,500 5,177,040
Monro, Inc.+ 69,500 1,114,780
Motorcar Parts of
America, Inc.* 94,121 1,040,978
Movado Group, Inc. 45,000 1,098,900
Newell Brands, Inc. 913,438 3,133,092
OneWater Marine, Inc.,
Class A*+ 14,900 140,805
Outdoor Holding Co.* 74,800 150,348
Patrick Industries, Inc.+ 147 16,327
Penn Entertainment, Inc.* 305,400 4,590,162
Perdoceo Education
Corp. 2,500 93,025
Petco Health & Wellness
Co., Inc.*+ 778,000 2,162,840
PetMed Express, Inc.* 25,000 57,000
Phinia, Inc. 119,000 8,144,360
Portillo's, Inc., Class A*+ 173,200 916,228
Rocky Brands, Inc. 27,200 1,053,184
Sally Beauty Holdings,
Inc.* 327,448 4,535,155
Shoe Carnival, Inc.+ 84,312 1,314,424
Signet Jewelers, Ltd.+ 96,500 8,167,760
Sonic Automotive, Inc.,
Class A+ 70,000 4,799,900
Sportsman's Warehouse
Holdings, Inc.* 121,443 171,235
Standard Motor
Products, Inc. 81,600 2,834,784
Stoneridge, Inc.* 43,900 212,037
Industry Company Shares Value
Consumer Discretionary (continued)
Strattec Security Corp.* 16,012 $ 1,254,380
Superior Group of Cos.,
Inc. 38,565 391,821
Target Hospitality
Corp.*+ 55,000 510,400
Tilly's, Inc., Class A* 1,600 6,480
Unifi, Inc.* 4,273 15,255
Universal Electronics,
Inc.* 20,560 84,707
Upbound Group, Inc. 133,000 2,400,650
Victoria's Secret & Co.* 201,248 9,329,857
Vince Holding Corp.* 41,263 99,444
Visteon Corp.+ 68,500 6,241,035
Weyco Group, Inc. 40,000 1,282,000
Winnebago Industries,
Inc.+ 79,000 2,448,210
Zumiez, Inc.* 51,028 1,130,781
170,631,988
Consumer Staples - 4.76%
Andersons, Inc. (The) 103,973 7,463,182
B&G Foods, Inc.+ 177,300 852,813
Central Garden & Pet
Co.*+ 28,000 1,029,560
Central Garden & Pet
Co., Class A* 148,192 4,804,385
Coffee Holding Co., Inc. 1,000 4,250
Dole PLC 327,500 4,679,975
Edgewell Personal Care
Co.+ 101,500 2,166,010
Fresh Del Monte
Produce, Inc. 161,477 6,501,064
Grocery Outlet Holding
Corp.*+ 225,500 1,589,775
Hain Celestial Group,
Inc. (The)* 126,500 88,272
HF Foods Group, Inc.* 38,826 71,828
Ingles Markets, Inc.,
Class A 48,400 4,350,676
Medifast, Inc.*+ 15,366 156,580
Natural Alternatives
International, Inc.* 18,100 47,603
Nu Skin Enterprises,
Inc., Class A 132,000 960,960
Olaplex Holdings, Inc.* 200,000 406,000
Seneca Foods Corp.,
Class A* 20,900 3,158,408
Spectrum Brands
Holdings, Inc. 56,600 4,171,420
United Natural Foods,
Inc.* 191,900 8,647,014

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Consumer Staples (continued)
USANA Health
Sciences, Inc.* 32,800 $ 573,016
Village Super Market,
Inc., Class A 65,750 2,776,622
Weis Markets, Inc.+ 40,352 2,759,673
57,259,086
Energy - 17.55%
Amplify Energy Corp.* 100,000 624,000
Ardmore Shipping Corp. 119,400 1,820,850
Borr Drilling, Ltd.+ 825,177 4,761,271
Bristow Group, Inc. 109,333 5,126,624
Clean Energy Fuels
Corp.* 600,000 1,488,000
Crescent Energy Co.,
Class A 565,655 7,636,342
DHT Holdings, Inc. 404,500 7,390,215
DMC Global, Inc.* 25,000 130,250
Dorian LPG, Ltd. 136,300 4,661,460
Drilling Tools
International Corp.* 71,741 310,639
Epsilon Energy, Ltd.+ 80,000 492,800
Expro Group Holdings
NV* 313,934 5,465,591
Forum Energy
Technologies, Inc.* 28,900 1,695,274
FutureFuel Corp. 106,900 411,565
Geospace Technologies
Corp.* 26,102 318,444
Gran Tierra Energy,
Inc.*+ 75,000 672,750
Gulfport Energy Corp.* 1,000 211,570
Helix Energy Solutions
Group, Inc.* 330,406 3,267,715
Helmerich & Payne, Inc. 170,000 6,125,100
Innovex International,
Inc.*+ 174,800 4,263,372
International Seaways,
Inc.+ 145,459 10,601,052
Kolibri Global Energy,
Inc.* 20,000 109,800
Liberty Energy, Inc.+ 402,500 11,592,000
Mammoth Energy
Services, Inc.* 21,500 52,675
Nabors Industries, Ltd.*+ 32,000 2,753,920
NACCO Industries, Inc.,
Class A 23,892 1,241,667
National Energy Services
Reunited Corp.* 267,100 5,734,637
Natural Gas Services
Group, Inc. 94,752 3,575,940
Navigator Holdings, Ltd. 195,100 3,771,283
Industry Company Shares Value
Energy (continued)
NCS Multistage
Holdings, Inc.* 10,000 $ 618,400
Nordic American
Tankers, Ltd.+ 608,300 3,564,638
Northern Oil & Gas,
Inc.+ 225,000 6,576,750
Oil States International,
Inc.* 245,700 2,859,948
Par Pacific Holdings,
Inc.*+ 125,100 7,836,264
Patterson-UTI Energy,
Inc. 956,632 10,360,325
Peabody Energy Corp.+ 300,000 9,885,000
PrimeEnergy Resources
Corp.*+ 5,150 1,199,178
ProFrac Holding Corp.,
Class A*+ 357,500 2,216,500
ProPetro Holding Corp.* 277,500 3,998,775
Ranger Energy Services,
Inc., Class A 113,850 1,951,389
REX American
Resources Corp.* 116,800 5,322,576
Ring Energy, Inc.* 398,266 609,347
RPC, Inc.+ 622,000 4,403,760
SandRidge Energy, Inc. 90,550 1,476,871
Scorpio Tankers, Inc. 30,000 2,239,800
Seadrill, Ltd.* 143,353 6,522,562
Select Water Solutions,
Inc. 381,300 5,833,890
SFL Corp., Ltd.+ 380,000 4,100,200
Smart Sand, Inc. 220,500 1,128,960
Summit Midstream
Corp.*+ 28,000 846,720
Talos Energy, Inc.* 488,379 7,696,853
Teekay Corp., Ltd. 440,000 5,372,400
Teekay Tankers, Ltd.,
Class A 113,000 8,285,160
TETRA Technologies,
Inc.* 400,000 3,408,000
US Energy Corp.*+ 27,000 23,871
VAALCO Energy, Inc.+ 400,000 2,536,000
World Kinect Corp.+ 159,600 3,681,972
210,862,915
Financials - 33.14%
1st Source Corp. 69,800 4,830,858
Acacia Research Corp.* 211,000 1,014,910
ACNB Corp.+ 46,400 2,221,168
Alerus Financial Corp. 9,750 231,172
Amalgamated Financial
Corp. 94,930 3,689,929
Amerant Bancorp, Inc. 100,000 2,204,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
American Coastal
Insurance Corp. 80,000 $ 900,000
AmeriServ Financial, Inc. 77,900 281,998
Ames National Corp.+ 6,008 169,546
Associated Capital
Group, Inc., Class A 1,000 39,300
Atlanticus Holdings
Corp.* 14,410 756,093
Auburn National
BanCorp, Inc. 11,500 274,448
Banc of California, Inc. 287,500 5,054,250
Banco Latinoamericano
de Comercio Exterior
SA, Class E 108,400 5,537,072
Bank of Marin Bancorp 15,047 385,655
Bank of NT Butterfield &
Son, Ltd. (The) 35,000 1,836,800
Bank of the James
Financial Group, Inc. 13,000 267,800
BankUnited, Inc. 180,964 8,172,334
Bankwell Financial
Group, Inc. 15,000 727,800
Banner Corp. 83,127 5,044,146
Bar Harbor Bankshares 50,966 1,653,847
BayCom Corp. 27,913 829,714
BCB Bancorp, Inc. 36,400 326,872
Beacon Financial Corp. 199,000 5,970,000
Blue Ridge Bankshares,
Inc. 21,237 89,195
Bowhead Specialty
Holdings, Inc.* 25,000 560,750
Bread Financial
Holdings, Inc. 101,500 7,601,335
Bridgewater
Bancshares, Inc.* 57,500 1,017,750
Burford Capital, Ltd.+ 550,000 2,486,000
Burke & Herbert
Financial Services
Corp.+ 35,600 2,217,524
Business First
Bancshares, Inc.+ 85,800 2,320,032
BV Financial, Inc.* 3,000 57,420
Byline Bancorp, Inc. 129,800 4,097,786
C&F Financial Corp. 13,600 991,984
California BanCorp 62,700 1,111,044
Camden National Corp. 19,100 906,295
Capital Bancorp, Inc. 73,950 2,199,273
Capital City Bank
Group, Inc. 37,172 1,615,495
Carter Bankshares,
Inc.*+ 44,385 1,035,058
Industry Company Shares Value
Financials (continued)
CB Financial Services,
Inc.+ 18,400 $ 628,912
Central Pacific Financial
Corp. 67,000 2,141,320
CF Bankshares, Inc. 19,000 530,290
Chemung Financial
Corp. 19,500 1,049,490
ChoiceOne Financial
Services, Inc.+ 28,500 801,420
Citizens & Northern
Corp. 15,500 346,270
Citizens Community
Bancorp, Inc. 52,500 1,039,500
Citizens Financial
Services, Inc. 2,472 151,163
Citizens, Inc.* 169,500 852,585
Civista Bancshares, Inc. 32,523 741,199
CNB Financial Corp. 102,505 2,968,545
Colony Bankcorp, Inc.+ 56,010 1,118,520
Community Trust
Bancorp, Inc. 47,400 2,878,128
ConnectOne Bancorp,
Inc.+ 124,214 3,325,209
Consumer Portfolio
Services, Inc.* 146,650 1,133,604
Customers Bancorp,
Inc.* 20,000 1,388,200
Dime Community
Bancshares, Inc. 112,112 3,791,628
Donegal Group, Inc.,
Class A 46,175 793,287
Eagle Bancorp Montana,
Inc. 21,000 432,180
Eagle Bancorp, Inc.+ 45,070 1,120,891
Employers Holdings,
Inc.+ 47,500 1,954,150
Encore Capital Group,
Inc.*+ 67,500 4,733,100
Enova International, Inc.* 58,016 7,880,313
Enterprise Financial
Services Corp. 93,700 5,070,107
Equity Bancshares, Inc.,
Class A 63,891 2,837,399
EZCORP, Inc.,
Class A*+ 186,706 4,738,598
Farmers & Merchants
Bancorp, Inc. 4,530 116,285
Farmers National Banc
Corp. 149,986 1,973,816
Federal Agricultural
Mortgage Corp.,
Class C 26,600 3,946,110

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Fidelis Insurance
Holdings, Ltd. 292,000 $ 5,580,120
Fidelity D&D Bancorp,
Inc. 2,000 86,560
Financial Institutions, Inc. 70,000 2,219,700
Finwise Bancorp*+ 30,700 486,902
First Bancorp, Inc. (The) 11,000 308,330
First Bank 85,230 1,363,680
First Busey Corp. 242,491 6,127,748
First Business Financial
Services, Inc. 35,400 1,909,122
First Capital, Inc. 15,035 746,187
First Community Corp. 2,000 58,460
First Financial Bancorp 258,318 7,201,906
First Financial Corp. 39,362 2,487,678
First Guaranty
Bancshares, Inc. 22,972 186,533
First Internet Bancorp 16,100 328,118
First Merchants Corp. 173,195 6,707,842
First Mid Bancshares,
Inc. 51,500 2,121,285
First National Corp.+ 18,000 484,560
First Northwest Bancorp 11,787 102,311
First United Corp. 29,176 1,069,009
First US Bancshares,
Inc. 6,468 98,960
First Western Financial,
Inc.* 12,500 307,250
Firstsun Capital
Bancorp*+ 63,394 2,311,345
Flushing Financial Corp. 73,497 1,128,914
Franklin Financial
Services Corp. 30,700 1,568,156
FS Bancorp, Inc. 39,000 1,505,010
FVCBankcorp, Inc. 42,499 645,560
Glacier Bancorp, Inc.+ 3,000 134,010
Great Elm Group, Inc.* 4,500 8,415
Great Southern
Bancorp, Inc. 30,500 1,925,465
Green Dot Corp.,
Class A* 70,000 785,400
Greenlight Capital Re,
Ltd., Class A* 83,000 1,435,070
Hamilton Insurance
Group, Ltd., Class B 246,500 7,353,095
Hanmi Financial Corp. 68,558 1,807,189
Hanover Bancorp, Inc. 13,924 300,619
Hawthorn Bancshares,
Inc. 17,904 603,186
Hennessy Advisors, Inc. 7,000 68,250
Heritage Financial Corp. 122,500 3,185,000
Industry Company Shares Value
Financials (continued)
Heritage Insurance
Holdings, Inc.* 97,100 $ 2,548,875
Hilltop Holdings, Inc. 163,700 5,863,734
Home Bancorp, Inc. 30,494 1,847,327
HomeTrust Bancshares,
Inc. 42,500 1,812,625
Hope Bancorp, Inc. 313,300 3,499,561
Horace Mann Educators
Corp. 142,000 6,060,560
Horizon Bancorp, Inc. 7,087 117,432
Investar Holding Corp. 43,000 1,172,610
Investors Title Co. 494 107,366
James River Group
Holdings, Inc.+ 2,000 12,600
Kearny Financial Corp. 136,462 1,030,288
Kingstone Cos., Inc. 25,000 364,250
Landmark Bancorp, Inc. 19,521 484,121
LCNB Corp. 43,600 679,724
LendingTree, Inc.* 5,000 214,400
LINKBANCORP, Inc. 66,000 550,440
Live Oak Bancshares,
Inc. 65,419 2,163,406
Magyar Bancorp, Inc. 1,000 17,310
MainStreet Bancshares,
Inc. 20,380 452,436
Medallion Financial
Corp. 54,659 467,881
Mercantile Bank Corp. 47,300 2,388,650
Meridian Corp. 43,800 830,448
Metrocity Bankshares,
Inc. 9,291 266,373
Metropolitan Bank
Holding Corp. 23,300 1,940,657
Mid Penn Bancorp, Inc.+ 51,603 1,659,552
Midland States Bancorp,
Inc. 43,200 963,792
MVB Financial Corp. 32,600 809,458
National Bank Holdings
Corp., Class A 58,173 2,278,055
Navient Corp.+ 355,000 2,903,900
NB Bancorp, Inc. 40,000 842,800
NBT Bancorp, Inc. 7,280 309,982
NI Holdings, Inc.* 50,000 644,500
Northeast Community
Bancorp, Inc. 53,139 1,264,708
Northfield Bancorp, Inc. 101,800 1,378,372
Northpointe Bancshares,
Inc. 44,100 761,166
Northrim BanCorp, Inc. 34,391 786,866
OceanFirst Financial
Corp. 125,323 2,260,827

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Octave Specialty Group,
Inc.* 5,000 $ 23,250
OFG Bancorp 98,200 3,973,172
Ohio Valley Banc Corp. 15,700 688,602
Old Second Bancorp,
Inc. 132,603 2,673,276
Onity Group, Inc.* 29,501 1,158,504
OP Bancorp 66,900 889,770
Oportun Financial Corp.* 69,003 318,104
Oppenheimer Holdings,
Inc., Class A 26,993 2,407,506
OptimumBank Holdings,
Inc.* 15,000 76,500
Origin Bancorp, Inc. 78,222 3,243,084
Parke Bancorp, Inc. 47,099 1,337,612
Pathfinder Bancorp, Inc. 10,200 130,152
Pathward Financial, Inc. 10,884 971,179
Paysafe, Ltd.*+ 122,178 832,032
PCB Bancorp 58,600 1,317,914
Peapack-Gladstone
Financial Corp. 43,894 1,545,508
Peoples Bancorp of
North Carolina, Inc. 25,617 1,003,162
Peoples Bancorp, Inc. 107,270 3,525,965
Peoples Financial
Services Corp. 22,900 1,221,257
Plumas Bancorp+ 2,000 97,640
Primis Financial Corp. 31,600 419,648
Princeton Bancorp, Inc. 22,480 759,150
PROG Holdings, Inc. 90,192 2,587,608
Provident Financial
Holdings, Inc. 26,600 428,792
Provident Financial
Services, Inc. 342,631 7,250,072
QCR Holdings, Inc. 53,000 4,528,850
RBB Bancorp 65,883 1,407,920
Red River Bancshares,
Inc. 1,907 172,469
Regional Management
Corp. 56,100 1,809,225
Renasant Corp. 197,680 7,142,178
Repay Holdings Corp.* 120,000 312,000
Republic Bancorp, Inc.,
Class A 49,362 3,482,489
Rhinebeck Bancorp, Inc.* 15,000 231,300
Richmond Mutual
BanCorp, Inc. 11,300 153,341
Riverview Bancorp, Inc. 119,500 657,250
S&T Bancorp, Inc. 111,501 4,664,087
SB Financial Group, Inc. 35,490 745,290
Industry Company Shares Value
Financials (continued)
Security National
Financial Corp.,
Class A* 79,071 $ 749,593
Shore Bancshares, Inc. 95,510 1,784,127
Sierra Bancorp 53,000 1,797,760
Simmons First National
Corp., Class A 307,800 5,986,710
SiriusPoint, Ltd.* 399,455 8,604,261
SmartFinancial, Inc. 56,500 2,208,020
South Plains Financial,
Inc. 79,700 3,339,430
Southern First
Bancshares, Inc.* 19,038 1,037,571
Southern Missouri
Bancorp, Inc. 26,000 1,662,440
Southside Bancshares,
Inc. 43,800 1,361,742
Stellar Bancorp, Inc. 69,200 2,533,412
Summit State Bank* 21,000 280,770
Third Coast Bancshares,
Inc.* 36,000 1,361,880
Timberland Bancorp, Inc. 38,900 1,533,827
Tiptree, Inc. 90,000 1,522,800
TrustCo Bank Corp. NY 46,680 2,043,650
Trustmark Corp. 145,500 6,131,370
UMB Financial Corp. 1,005 113,354
Union Bankshares, Inc. 139 3,380
United Bancorp, Inc. 8,400 127,764
United Fire Group, Inc. 77,000 2,853,620
United Security
Bancshares 50,000 525,500
Unity Bancorp, Inc. 36,156 1,873,965
Universal Insurance
Holdings, Inc. 91,617 3,129,637
Univest Financial Corp. 100,137 3,430,694
US Global Investors,
Inc., Class A 20,000 49,600
Velocity Financial, Inc.*+ 1,998 36,144
Virtus Investment
Partners, Inc. 8,387 1,126,793
WaFd, Inc. 192,252 6,036,713
Washington Trust
Bancorp, Inc. 35,000 1,171,100
Waterstone Financial,
Inc. 44,500 802,335
WesBanco, Inc. 198,240 6,837,298
West BanCorp, Inc. 10,000 237,900
Western New England
Bancorp, Inc. 74,897 968,418
Westwood Holdings
Group, Inc. 26,452 435,664

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
World Acceptance
Corp.* 20,100 $ 2,714,304
398,312,273
Health Care - 3.52%
AdaptHealth Corp.*+ 383,400 4,562,460
American Shared
Hospital Services* 8,500 12,325
AMN Healthcare
Services, Inc.* 81,000 1,485,540
Amphastar
Pharmaceuticals,
Inc.*+ 109,142 2,138,092
Ardent Health, Inc.* 394,833 3,379,770
Avanos Medical, Inc.* 97,117 1,360,609
Aytu BioPharma, Inc.* 1,500 4,095
Black Diamond
Therapeutics, Inc.* 70,000 149,100
CareCloud, Inc.* 130,300 475,595
Castle Biosciences, Inc.* 79,000 1,939,450
Claritev Corp.*+ 2 33
DocGo, Inc.* 180,000 113,238
Keros Therapeutics, Inc.* 49,500 546,480
Kiora Pharmaceuticals,
Inc.* 2,000 3,860
Monte Rosa
Therapeutics, Inc.* 190,000 3,125,500
OraSure Technologies,
Inc.* 15,000 45,000
Pacira BioSciences,
Inc.*+ 129,300 2,922,180
Pediatrix Medical Group,
Inc.* 265,000 5,668,350
Perrigo Co. PLC 303,475 3,259,322
Puma Biotechnology,
Inc.* 68,000 434,520
QuidelOrtho Corp.* 156,100 2,564,723
Retractable
Technologies, Inc.* 9,430 6,238
Select Medical Holdings
Corp. 166,505 2,712,366
Spero Therapeutics, Inc.* 50,000 117,000
Tactile Systems
Technology, Inc.* 57,500 1,502,475
Teladoc Health, Inc.*+ 508,500 2,771,325
Vanda Pharmaceuticals,
Inc.* 100 691
Varex Imaging Corp.* 95,700 1,015,377
Industry Company Shares Value
Health Care (continued)
Voyager Therapeutics,
Inc.*+ 600 $ 2,316
42,318,030
Industrials - 12.81%
ACCO Brands Corp. 211,300 633,900
Air Industries Group* 9 29
Alight, Inc., Class A 975,395 568,363
Allegiant Travel Co.* 57,947 4,696,025
Alpha Pro Tech, Ltd.* 39,124 173,711
Ameresco, Inc., Class A* 146,472 3,735,036
American Woodmark
Corp.* 56,309 2,242,787
Atkore, Inc. 91,400 5,384,374
Avalon Holdings Corp.,
Class A* 16,900 43,771
AZZ, Inc. 1,600 200,208
BGSF, Inc. 45,100 291,797
BlueLinx Holdings, Inc.* 17,400 942,732
BrightView Holdings,
Inc.* 393,700 4,641,723
Broadwind, Inc.* 5,000 10,400
Caesarstone, Ltd.* 8,177 8,749
CBAK Energy
Technology, Inc.* 285,000 235,724
Civeo Corp. 42,255 1,118,067
Clarivate PLC*+ 1,413,600 3,576,408
Columbus McKinnon
Corp. 75,000 1,089,750
CompX International,
Inc. 1,000 23,360
Concentrix Corp.+ 136,643 3,738,552
Concrete Pumping
Holdings, Inc.* 245,000 1,749,300
CoreCivic, Inc.* 256,500 4,850,415
Costamare Bulkers
Holdings, Ltd.* 59,800 925,106
Costamare, Inc. 418,300 7,069,270
Covenant Logistics
Group, Inc. 120,800 3,279,720
Custom Truck One
Source, Inc.*+ 35,000 229,950
Deluxe Corp. 187,000 5,149,980
DLH Holdings Corp.*+ 38,291 222,854
DNOW, Inc.* 525,697 6,261,051
Eastern Co. (The) 19,601 396,724
Ennis, Inc. 9,900 212,058
Enviri Corp.* 6,000 117,720
Genco Shipping &
Trading, Ltd.+ 130,900 2,951,795
Gencor Industries, Inc.* 4,219 63,285

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Greenbrier Cos., Inc.
(The)+ 75,000 $ 3,948,750
Greenland Technologies
Holding Corp.,
Class A* 5,000 3,494
Heartland Express, Inc.+ 177,116 1,842,006
Himalaya Shipping, Ltd. 400 5,320
Hudson Technologies,
Inc.* 116,712 686,267
Hurco Cos., Inc.* 13,129 193,128
Hyster-Yale, Inc. 28,000 910,280
JetBlue Airways Corp.*+ 835,900 3,694,678
Kelly Services, Inc.,
Class A 84,383 746,790
Kennametal, Inc.+ 234,441 8,470,353
L B Foster Co., Class A* 19,000 530,100
Luxfer Holdings PLC 75,100 914,718
Manitowoc Co., Inc.
(The)* 101,900 1,187,135
ManpowerGroup, Inc. 79,000 2,327,340
Mastech Digital, Inc.* 1,000 5,690
Masterbrand, Inc.*+ 291,352 2,421,135
Mayville Engineering
Co., Inc.*+ 97,810 1,755,690
MillerKnoll, Inc. 157,500 2,277,450
Mistras Group, Inc.*+ 114,277 1,689,014
NL Industries, Inc. 66,962 390,388
NPK International, Inc.* 1,000 14,490
NWPX Infrastructure,
Inc.* 34,500 2,686,170
PAMT CORP* 94,220 796,159
Pangaea Logistics
Solutions, Ltd. 296,300 2,097,804
Park-Ohio Holdings
Corp. 22,484 540,515
Perma-Pipe International
Holdings, Inc.* 14,000 417,340
Preformed Line Products
Co.+ 1,000 270,750
Proficient Auto Logistics,
Inc.* 75,000 508,500
Proto Labs, Inc.* 1,000 57,020
Quanex Building
Products Corp.+ 101,900 1,831,143
Safe Bulkers, Inc. 542,100 3,431,493
SkyWest, Inc.* 3,696 339,404
Sun Country Airlines
Holdings, Inc.* 148,800 2,458,176
Titan International, Inc.*+ 183,700 1,269,367
Titan Machinery, Inc.* 67,100 1,121,912
Trinity Industries, Inc. 217,500 6,999,150
TTEC Holdings, Inc.*+ 12,000 30,000
Industry Company Shares Value
Industrials (continued)
Tutor Perini Corp. 124,500 $ 9,610,155
Twin Disc, Inc. 5,000 75,350
Ultralife Corp.* 20,900 136,268
Universal Logistics
Holdings, Inc.+ 51,079 1,079,810
V2X, Inc.* 114,586 7,849,141
Vestis Corp.*+ 100,000 786,000
Virco Mfg. Corp. 35,400 216,648
Wabash National Corp. 87,700 755,974
Werner Enterprises,
Inc.+ 137,459 4,042,669
Willis Lease Finance
Corp.+ 21,593 3,676,424
153,932,252
Information Technology - 3.73%
8x8, Inc.* 86,000 142,760
Alpha & Omega
Semiconductor, Ltd.* 20,000 443,200
Amtech Systems, Inc.* 49,200 574,656
AstroNova, Inc.* 1,274 11,708
Benchmark Electronics,
Inc. 108,590 6,087,556
Eastman Kodak Co.* 298,000 2,696,900
Hive Digital
Technologies, Ltd.*+ 600,000 1,140,000
Key Tronic Corp.* 35,100 95,823
Kimball Electronics, Inc.* 77,200 1,828,868
KVH Industries, Inc.* 50,000 448,000
Methode Electronics,
Inc. 46,500 256,680
NETGEAR, Inc.* 132,900 2,902,536
NetScout Systems, Inc.* 198,000 6,294,420
NetSol Technologies,
Inc.* 2,500 8,475
Photronics, Inc.* 166,050 6,710,081
Richardson Electronics,
Ltd. 25,800 282,510
ScanSource, Inc.* 100,301 3,640,926
TransAct Technologies,
Inc.* 8,556 28,149
Trio-Tech International* 43,600 252,008
Viasat, Inc.*+ 235,000 10,763,000
Vishay Precision Group,
Inc.*+ 5,000 217,100
WidePoint Corp.* 11,000 54,890
44,880,246
Materials - 5.57%
AdvanSix, Inc. 61,700 1,505,480
Alto Ingredients, Inc.* 77,000 372,680

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Ampco-Pittsburgh Corp.* 25,000 $ 168,000
Caledonia Mining Corp.
PLC+ 41,900 946,521
Clearwater Paper Corp.* 37,000 532,060
Core Molding
Technologies, Inc.* 37,900 848,960
Ecovyst, Inc.* 286,875 3,689,213
Ferroglobe PLC 536,100 2,208,732
Friedman Industries, Inc. 20,300 359,716
Intrepid Potash, Inc.* 38,556 1,649,040
Kaiser Aluminum Corp. 46,634 5,619,863
Koppers Holdings, Inc. 50,953 1,970,862
Kronos Worldwide, Inc. 800 5,256
LSB Industries, Inc.* 210,400 3,134,960
Magnera Corp.* 64,846 616,686
Mativ Holdings, Inc. 134,752 1,172,342
McEwen, Inc.*+ 170,000 3,471,400
Mercer International, Inc. 134,213 190,582
O-I Glass, Inc.* 446,200 4,689,562
Olin Corp. 250,000 7,432,500
Ramaco Resources, Inc.,
Class A* 1,400 21,644
Ramaco Resources, Inc.,
Class B+ 53 538
Ranpak Holdings
Corp.*+ 290,700 1,037,799
Rayonier Advanced
Materials, Inc.* 246,091 2,724,227
Ryerson Holding Corp. 180,850 4,065,508
Stepan Co. 50,321 2,515,044
SunCoke Energy, Inc. 370,000 2,408,700
Sylvamo Corp. 85,898 3,628,332
Tredegar Corp.* 45,900 364,905
Tronox Holdings PLC 333,000 3,253,410
Valhi, Inc.+ 86,391 1,235,391
Warrior Met Coal, Inc. 6,492 604,730
Worthington Steel, Inc.+ 146,000 4,431,100
66,875,743
Real Estate - 0.35%
AMREP Corp.* 52,000 1,462,760
Compass, Inc., Class A* 43,080 314,915
Forestar Group, Inc.* 80,000 1,955,200
RE/MAX Holdings, Inc.,
Class A* 75,000 432,000
Industry Company Shares Value
Real Estate (continued)
Transcontinental Realty
Investors, Inc.* 1,400 $ 48,832
4,213,707
TOTAL COMMON STOCKS - 99.70% 1,198,221,425
(Cost $883,846,585)
.
Rights - 0.00%
Resolute Forest
Products, Inc., CVR,
expiring 12/31/49*
∆
# 335,500 50,325
TOTAL RIGHTS - 0.00% 50,325
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.31%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 3,728,597
3,728,597
TOTAL MONEY MARKET FUND - 0.31% 3,728,597
(Cost $3,728,597)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.66%
Dreyfus Institutional
Preferred Government
Money Market Fund** 3.60% 7,956,693
7,956,693
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.66% 7,956,693
(Cost $7,956,693)
TOTAL INVESTMENTS
-
100.67%
$ 1,209,957,040
(Cost $895,531,875)
Liabilities in Excess of Other Assets - (0.67%) (8,097,656)
NET ASSETS - 100.00% $ 1,201,859,384

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2026.
^ Rate disclosed as of March 31, 2026.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $50,325, which is 0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2026. Total loaned securities had a value of
$169,611,485 as of March 31, 2026.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Financials $ 398,272,973 $ 39,300 $ – $ 398,312,273
Other Industries (a) 799,909,152 – – 799,909,152
Total Common Stocks 1,198,182,125 39,300 – 1,198,221,425
Rights – – 50,325 50,325
Money Market Fund 3,728,597 – – 3,728,597
Investments Purchased With Cash Proceeds From Securities
Lending 7,956,693 – – 7,956,693
TOTAL
$1,209,867,415 $39,300 $50,325 $1,209,957,040
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2025 $ 97,595
Purchases/Issuances –
Sales/Expirations (600)
Return of Capital –
Realized Gain/(Loss) 600
Change in unrealized Appreciation/(Depreciation) (47,270)
Transfers in –
Transfers out –
Balance as of 03/31/2026 $ 50,325
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2026 $ (47,270)